INCOME TAX - Income tax benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal:
Current	$ 215,000	$ 128,000
State:
Current	1,000	1,000
Valuation allowance	(3,200,000)	(3,200,000)
Total provision for income taxes	541,000	121,000
CONCORD ACQUISITION CORP III
Federal:
Current	1,385,741	995,207
Deferred	980,208	172,282
State:
Current	0	0
Deferred	0	0
Valuation allowance	(980,208)	(172,282)
Total provision for income taxes	$ 1,385,741	$ 995,207